Share-based payments (Tables)	12 Months Ended
Sep. 30, 2018
Share-based payments
Summary of terms and conditions of share-based payment arrangements

Scheme name	Westpac Long Term Incentive Plan (LTI)	Westpac Performance Plan (WPP)	Restricted Share Plan (RSP)	Employee Share Plan (ESP)
Type of share-based payment	Share rights (allocated at no cost). Share options (no longer issued since October 2009).	Share rights (allocated at no cost). Share options (no longer issued since October 2009).	Westpac ordinary shares (allocated at no cost).	Westpac ordinary shares (allocated at no cost) of up to $1,000 per employee per year.
How it is used	Aligns executive remuneration and accountability with shareholder interests over the long term.	The mandatory deferral of a portion of short-term incentives for New Zealand employees and key employees based outside Australia.	To reward key employees in respect of the previous financial year.	To reward eligible Australian employees (unless they have already been provided instruments under another scheme for the previous year).
Exercise price:
Shares rights	Nil.	Nil.	n/a.	n/a.
Share options	The market price of Westpac shares at the start of the performance period	The market price of Westpac shares at the start of the performance period.	n/a	n/a

Scheme name	Westpac Long Term Incentive Plan (LTI)	Westpac Performance Plan (WPP)	Restricted Share Plan (RSP)	Employee Share Plan (ESP)
Performance hurdles

Relative total shareholder return (TSR) over a 4 year performance period and average cash Return on Equity (cash ROE) over a three year performance period plus 1 year holding lock, each applying to half of the award1 (commencing with the 2016 LTI award)2.

		None.	None.	None.
Service conditions	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the restriction period or as determined by the Board.	Shares must normally remain within the ESP for three years from granting unless the employee leaves Westpac.
Vesting period (period over which expenses are recognised)	4 years2	Defined period set out at time of grant.	Defined period set out at time of grant.	1 year
Treatment at end of term	Lapse if not exercised.	Lapse if not exercised.	Vested shares are released from the RSP at the end of the vesting period. Shares granted prior to October 2009 may be held in the RSP for up to 10 years from the grant date.	Shares are released at the end of the restriction period or when the employee leaves Westpac.
Does the employee receive dividends and voting rights during the vesting period?	No	No	Yes	Yes

1Details of the TSR and cash ROE performance targets are provided in the Remuneration Report in Section 4.3.

2For the 2015 LTI awards, the TSR is subject to a four year performance period and Cash EPS compound annual growth rate (CAGR) over a three year performance period plus 1 year holding lock. For awards granted for the periods 2011 to 2014 both the TSR and CAGR hurdles are subject to a three year performance and vesting period.  TSR hurdled awards granted prior to 2011 were measured over an initial three year performance period with subsequent performance testing possible at the fourth and fifth anniversaries however further vesting may only occur if the TSR ranking has improved.

Westpac Long Term Incentive Plan (LTIP)
Share-based payments
Schedule of share-based payment schemes

	Outstanding at	Granted	Exercised	Lapsed		Outstanding
	1 October	During	During	During	Outstanding at	and Exercisable at
2018	2017	the Year	the Year	the Year	30 September 2018	30 September 2018
Share options	256,840	-	103,686	100,804	52,350	52,350
Weighted average exercise price	$ 26.36	-	$ 24.23	-	$ 23.40	$ 23.40
Weighted average remaining
contractual life	0.7 years				0 years

Share rights	5,231,904	808,290	2,929	1,324,422	4,712,843	3,719
Weighted average remaining
contractual life	10.3 years				10.9 years

2017	1 Oct 2016				30 Sept 2017
Share options	583,018	-	326,178	-	256,840	256,840
Weighted average exercise price	$ 27.58	-	$ 28.54	-	$ 26.36	$ 26.36
Performance share rights	5,275,652	930,012	-	973,760	5,231,904	6,648

Westpac Performance Plan (WPP)
Share-based payments
Schedule of share-based payment schemes

	Outstanding at	Granted	Exercised	Lapsed		Outstanding
	1 October	During	During	During	Outstanding at	and Exercisable at
2018	2017	the Year	the Year	the Year	30 September 2018	30 September 2018
Share rights
One-year vesting period	155,419	72,000	66,357	20,531	140,531	53,644
Two-year vesting period	233,456	88,967	60,882	8,151	253,390	42,455
Three-year vesting period	104,382	43,589	29,452	780	117,739	28,426
Four-year vesting period	126,522	42,346	-	6,639	162,229	-

Total share rights	619,779	246,902	156,691	36,101	673,889	124,525

Weighted average remaining
contractual life	12.3 years				12.4 years

2017	1 Oct 2016				30 Sept 2017
Share options	74,094	-	52,745	21,349	-	-
Weighted average exercise price	$ 23.98	-	$ 23.98	-	-	-
Performance share rights	391,503	393,536	142,093	23,167	619,779	118,912

Restricted Share Plan (RSP)
Share-based payments
Schedule of share-based payment schemes

	Outstanding at	Granted		Forfeited
	1 October	During		During	Outstanding at
Allocation date1	2017	the Year	Released	the Year	30 September 2018
Granted prior to October 2009	675,329	-	328,597	-	346,732
Granted subsequent to October 2009	3,529,424	2,479,975	1,896,648	269,839	3,842,912

Total 2018	4,204,753	2,479,975	2,225,245	269,839	4,189,644

Total 2017	4,426,872	2,195,572	2,332,985	84,706	4,204,753

1For awards made prior to October 2009, shares may be held in the RSP for up to 10 years from the date they are granted. For awards made from October 2009, shares are released from the RSP on vesting.

Employee Share Plan (ESP)
Share-based payments
Schedule of share-based payment schemes

			Average Number	Total Number
	Allocation	Number of	of Shares Allocated	of Shares	Market	Total
	Date	Participants	per Participant	Allocated	Price per Share1	Fair Value
2018	24 November 2017	27,557	31	854,267	$ 31.80	$ 27,165,691
2017	25 November 2016	26,966	32	862,912	$ 31.25	$ 26,966,000

1The market price per share for the allocation is based on the five day volume-weighted average price up to the grant date.